Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2024
Fidelity Intermediate Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.06%
Past 5 years	0.61%
Past 10 years	1.55%
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.12%
Past 5 years	(0.23%)
Past 10 years	0.63%
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.39%
Past 5 years	0.17%
Past 10 years	0.84%
LB143
Average Annual Return:
Past 1 year	4.11%
Past 5 years	0.70%
Past 10 years	1.62%